Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Results by Segments
The following tables present results by reporting segments.

For the year ended December 31, 2023	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,070	$995	$526	$–	$236	$3,827
Annuities and pensions	(129)	198	81	–	–	150
Total insurance service result	1,941	1,193	607	–	236	3,977
Net investment income (loss)	7,057	5,048	5,236	(771)	1,451	18,021
Insurance finance income (expenses)
Life, health and property and casualty insurance	(4,970)	(3,288)	(4,815)	–	723	(12,350)
Annuities and pensions	(1,466)	(27)	(51)	–	–	(1,544)
Total insurance finance income (expenses)	(6,436)	(3,315)	(4,866)	–	723	(13,894)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(106)	58	385	–	(697)	(360)
Annuities and pensions	1	(1)	(374)	–	–	(374)
Total reinsurance finance income (expenses)	(105)	57	11	–	(697)	(734)
Decrease (increase) in investment contract liabilities	(38)	(73)	(148)	(175)	(1)	(435)
Net segregated fund investment result	–	–	–	–	–	–
Total investment result	478	1,717	233	(946)	1,476	2,958
Other revenue	67	272	79	6,709	(381)	6,746
Other expenses	(231)	(569)	(153)	(4,252)	(470)	(5,675)
Interest expenses	(11)	(1,004)	(15)	(14)	(510)	(1,554)
Net income (loss) before income taxes	2,244	1,609	751	1,497	351	6,452
Income tax reco ve ries (expenses)	(440)	(373)	(112)	(198)	278	(845)

Net income (loss)	1,804	1,236	639	1,299	629	5,607
Less net income (loss) attributed to:
Non-controlling interests	141	–	–	2	1	144
Participating policyholders	315	45	–	–	–	360
Net income (loss) attributed to shareholders and other equity holders	$1,348	$1,191	$639	$1,297	$628	$5,103
Total assets	$177,623	$157,111	$244,659	$257,764	$38,417	$875,574

For the year ended December 31, 2022	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total

Insurance service result
Life, health and property and casualty insurance	$1,718	$928	$361	$–	$(117)	$2,890
Annuities and pensions	(164)	262	172	–	–	270
Total insurance service result	1,554	1,190	533	–	(117)	3,160
Net investment income (loss)	1,417	(930)	911	(1,082)	21	337
Insurance finance income (expenses)
Life, health and property and casualty insurance	608	(723)	(5,058)	–	122	(5,051)
Annuities and pensions	(2,261)	504	191	1	–	(1,565)
Total insurance finance income (expenses)	(1,653)	(219)	(4,867)	1	122	(6,616)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(61)	(100)	994	–	(167)	666
Annuities and pensions	(3)	(2)	(352)	–	–	(357)
Total reinsurance finance income (expenses)	(64)	(102)	642	–	(167)	309
Decrease (increase) in investment contract liabilities	(70)	(49)	(179)	(119)	18	(399)
Net segregated fund investment result	–	–	–	–	–	–
Total investment result	(370)	(1,300)	(3,493)	(1,200)	(6)	(6,369)
Other revenue	56	262	101	6,391	(624)	6,186
Other expenses	(318)	(573)	(136)	(3,893)	(144)	(5,064)
Interest expenses	(12)	(548)	(16)	(7)	(468)	(1,051)
Net income (loss) before income taxes	910	(969)	(3,011)	1,291	(1,359)	(3,138)
Income tax recoveries (expenses)	(318)	510	695	(170)	442	1,159
Net income (loss)	592	(459)	(2,316)	1,121	(917)	(1,979)
Less net income (loss) attributed to:
Non-controlling interests	120	–	–	–	1	121
Participating policyholders	(211)	44	–	–	–	(167)
Net income (loss) attributed to shareholders and other equity holders	$683	$(503)	$(2,316)	$1,121	$(918)	$(1,933)
Total assets	$164,605	$151,761	$244,904	$231,433	$40,986	$833,689

Summary of Results by Geographic Location
The following tables present results by geographical location.

For the year ended December 31, 2023	Asia	Canada	U.S.	Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,087	$981	$511	$248	$3,827
Annuities and pensions	(128)	198	80	–	150
Total insurance service result	1,959	1,179	591	248	3,977
Net investment income (loss)	7,259	5,724	4,975	63	18,021
Insurance finance income (expenses)
Life, health and property and casualty insurance	(4,971)	(2,606)	(4,793)	20	(12,350)
Annuities and pensions	(1,466)	(27)	(51)	–	(1,544)
Total insurance finance income (expenses)	(6,437)	(2,633)	(4,844)	20	(13,894)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(121)	(623)	384	–	(360)
Annuities and pensions	1	(1)	(374)	–	(374)
Total reinsurance finance income (expenses)	(120)	(624)	10	–	(734)
Decrease (increase) in investment contract liabilities	(220)	(130)	(79)	(6)	(435)
Net segregated fund investment result	–	–	–	–	–
Total investment result	$482	$2,337	$62	$77	$2,958
Other revenue	$1,332	$2,147	$3,239	$28	$6,746
For the year ended December 31, 2022	Asia	Canada	U.S.	Other	Total
Insurance service result
Life, health and property and casualty insurance	$1,873	$909	$208	$(100)	$2,890
Annuities and pensions	(164)	262	172	–	270
Total insurance service result	1,709	1,171	380	(100)	3,160
Net investment income (loss)	1,264	(1,061)	(189)	323	337
Insurance finance income (expenses)
Life, health and property and casualty insurance	607	(578)	(5,088)	8	(5,051)
Annuities and pensions	(2,261)	504	192	–	(1,565)
Total insurance finance income (expenses)	(1,654)	(74)	(4,896)	8	(6,616)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(74)	(254)	994	–	666
Annuities and pensions	(3)	(2)	(352)	–	(357)
Total reinsurance finance income (expenses)	(77)	(256)	642	–	309
Decrease (increase) in investment contract liabilities	(126)	(79)	(194)	–	(399)
Net segregated fund investment result	–	–	–	–	–
Total investment result	$(593)	$(1,470)	$(4,637)	$331	$(6,369)
Other revenue	$1,294	$2,044	$2,907	$(59)	$6,186